CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Mar. 01, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Allowance for accounts receivable	$ 5,470,897	$ 257,463
Accounts payable, due to related parties	$ 44,201	$ 149,067		$ 92,744
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000	14,060,001	14,060,001
Common stock, shares issued	48,603,585	42,973,462		10,686,191
Common stock, shares outstanding	48,603,585	42,973,462		10,686,191